Schedule of results by segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Finance income	R$ 1,827,438	R$ 600,184	R$ 850,554
Finance costs	5,907,155	4,913,365	3,882,785
Financial expenses	(5,907,155)	(4,913,365)	(3,882,785)
Gains (losses) on exchange differences on translation of foreign operations, before tax	(4,002,807)	(5,298,711)	(1,724,520)
Finance income (cost)	(8,082,524)	(9,611,892)	(4,756,751)
Financial interest income member
Disclosure of operating segments [line items]
Finance income	439,891	310,202	390,841
Monetary variations on tax credits member
Disclosure of operating segments [line items]
Finance income	1,041,917	170,857	317,701
Other financial income member
Disclosure of operating segments [line items]
Finance income	345,630	119,125	142,012
Financial interest expenses member
Disclosure of operating segments [line items]
Finance costs	(2,922,958)	(2,928,803)	(2,191,765)
Financial expenses	2,922,958	2,928,803	2,191,765
Monetary variations on fiscal debts member
Disclosure of operating segments [line items]
Finance costs	(93,722)	(138,410)	(232,612)
Financial expenses	93,722	138,410	232,612
Discounts granted member
Disclosure of operating segments [line items]
Finance costs	(75,677)	(81,920)	(80,404)
Financial expenses	75,677	81,920	80,404
Loans transaction costs member
Disclosure of operating segments [line items]
Finance costs	(691,243)	(172,269)	(465,000)
Financial expenses	691,243	172,269	465,000
Adjustment to present value member
Disclosure of operating segments [line items]
Finance costs	(179,461)	(225,889)	(348,930)
Financial expenses	179,461	225,889	348,930
Interest expense on leases member
Disclosure of operating segments [line items]
Finance costs	(173,536)	(164,166)	(137,903)
Financial expenses	173,536	164,166	137,903
Losses on derivatives member
Disclosure of operating segments [line items]
Finance costs	(1,003,502)	(809,150)	(115,050)
Financial expenses	1,003,502	809,150	115,050
Other financial expenses member
Disclosure of operating segments [line items]
Finance costs	(767,056)	(392,758)	(311,121)
Financial expenses	767,056	392,758	311,121
Financial assets, class [member]
Disclosure of operating segments [line items]
Gains (losses) on exchange differences on translation of foreign operations, before tax	230,370	336,527	(31,137)
Financial liabilities, class [member]
Disclosure of operating segments [line items]
Gains (losses) on exchange differences on translation of foreign operations, before tax	R$ (4,233,177)	R$ (5,635,238)	R$ (1,693,383)